Share-based Compensation - Additional information (Details $ / shares in Units, ¥ in Millions, $ in Millions				1 Months Ended		13 Months Ended
	Jun. 17, 2019 USD ($) $ / shares	Nov. 20, 2018 shares	Jun. 13, 2018 CNY (¥)	Sep. 29, 2018 USD ($) shares	Sep. 29, 2018 CNY (¥) shares	Aug. 31, 2020 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued						80,000
Repurchase of restricted shares from employees, Shares price (in Shares) | $ / shares	$ 0.75
Repurchase of restricted shares from employees, Consideration | $	$ 4.8
Class B ordinary shares | Mr. Wei Wen
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of common stock voting right			15
Total share based compensation expense | ¥			¥ 4.7
Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued		10,400,000
ADS
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares issued						20,000
Repurchase of restricted shares from employees, Shares price (in Shares) | $ / shares	$ 3.00
ACEE Capital Ltd. | Class A ordinary shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Total share based compensation expense | ¥					¥ 1.7
Number of shares issued				521,962	521,962
Value of shares issued | $				$ 1.1